Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST CASH FINANCIAL SERVICES INC
Entity Central Index Key	0000840489
Document Type	8-K
Document Period End Date	Mar. 31, 2014
Amendment Flag	false